SEGMENT AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
SEGMENT AND GEOGRAPHIC INFORMATION	SEGMENT AND GEOGRAPHIC INFORMATION
Reportable segments
The Company is organized in five operating and reportable segments, which are components engaged in business activities from which they may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the Company), for which discrete financial information is available and whose operating results are evaluated regularly by the chief operating decision maker “CODM” to make decisions about resources to be allocated to the segment and assess its performance. The Company's CODM is the CEO Office - comprising the Chairman and Chief Executive Officer, Mr. Lakshmi N. Mittal and the President and Chief Financial Officer of ArcelorMittal, Mr. Aditya Mittal.
These operating segments include the attributable goodwill, intangible assets, property, plant and equipment, and equity method investments. They do not include cash and short-term deposits, short-term investments, tax assets and other current financial assets. Attributable liabilities are also those resulting from the normal activities of the segment, excluding tax liabilities and indebtedness but including post retirement obligations where directly attributable to the segment. The treasury function is managed centrally for the Company and is not directly attributable to individual operating segments or geographical areas.
ArcelorMittal’s segments are structured as follows:
•NAFTA represents the flat, long and tubular facilities of the Company located in North America (Canada, United States and Mexico). NAFTA produces flat products such as slabs, hot-rolled coil, cold-rolled coil, coated steel and plate. These products are sold primarily to customers in the following sectors: automotive, energy, construction, packaging and appliances and via distributors or processors. NAFTA also produces long products such as wire rod, sections, rebar, billets, blooms and wire drawing, and tubular products;
•Brazil includes the flat operations of Brazil and the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. Flat products include slabs, hot-rolled coil, cold-rolled coil and coated steel. Long products consist of wire rod, sections, bar and rebar, billets, blooms and wire drawing;
•Europe is the largest flat steel producer in Europe, with operations that range from Spain in the west to Romania in the east, and covering the flat carbon steel product portfolio in all major countries and markets. Europe produces hot-rolled coil, cold-rolled coil, coated products, tinplate, plate and slab. These products are sold primarily to customers in the automotive, general and packaging sectors. Europe also produces long products consisting of sections, wire rod, rebar, billets, blooms and wire drawing, and tubular products. In addition, it includes Downstream Solutions, primarily an in-house trading and distribution arm of ArcelorMittal. Downstream Solutions also provides value-added and customized steel solutions through further steel processing to meet specific customer requirements;
•ACIS produces a combination of flat, long and tubular products. Its facilities are located in Africa, Ukraine and the Commonwealth of Independent States; and
•Mining comprises all mines owned by ArcelorMittal in the Americas (Canada, United States, Mexico and Brazil), Asia (Kazakhstan), Europe (Ukraine and Bosnia & Herzegovina) and Africa (Liberia). It provides the Company's steel operations with high quality and low-cost iron ore and coal reserves and also sells limited amounts of mineral products to third parties.
The following table summarizes certain financial data relating to ArcelorMittal’s operations in its different reportable segments:

	NAFTA	Brazil	Europe	ACIS	Mining	Others*	Elimination	Total
Six months ended June 30, 2020
Sales to external customers	6,973	2,375	13,428	2,382	654	8	—	25,820
Intersegment sales**	99	409	26	248	1,400	6	(2,188)	—
Operating (loss) income	(447)	267	(655)	(130)	450	(133)	42	(606)
Depreciation and amortization	262	120	702	161	238	27	—	1,510
Impairment	—	—	92	—	—	—	—	92
Capital expenditures	312	96	491	168	167	19	(2)	1,251
Six months ended June 30, 2019
Sales to external customers	10,116	3,516	20,798	3,343	662	32	—	38,467
Intersegment sales**	24	766	92	208	1,888	178	(3,156)	—
Operating (loss) income	(323)	473	(290)	178	770	(112)	(85)	611
Depreciation and amortization	271	149	622	166	220	71	—	1,499
Impairment	600	—	497	—	—	—	—	1,097
Capital expenditures	326	164	690	252	240	144	—	1,816

*Others include all other operational and non-operational items which are not segmented, such as corporate and shared services, financial activities, and shipping and logistics.
**Transactions between segments are reported on the same basis of accounting as transactions with third parties except for certain mining products shipped internally and reported on a cost plus basis.
The reconciliation from operating income to net income is as follows:

	Six months ended June 30,
	2020	2019
Operating (loss) income	(606)	611
Income from investments in associates, joint ventures and other investments	127	302
Financing costs - net	(642)	(719)
(Loss) Income before taxes	(1,121)	194
Income tax expense	(524)	(149)
Net (loss) income (including non-controlling interests)	(1,645)	45
Geographical segmentation
Sales (by destination)

	Six months ended June 30,
	2020	2019
Americas
United States	5,466	8,472
Brazil	1,824	2,580
Canada	1,207	1,595
Mexico	778	1,056
Argentina	260	465
Others Americas	488	601
Total Americas	10,023	14,769
Europe
Germany	2,008	3,254
France	1,447	2,321
Poland	1,550	2,108
Spain	1,343	2,139
Italy	1,495	2,368
Turkey	542	770
Czech Republic	371	755
United Kingdom	460	784
Belgium	693	722
Russia	377	487
Netherlands	447	591
Romania	154	408
Others Europe	1,690	2,785
Total Europe	12,577	19,492
Asia & Africa
South Africa	651	1,224
Morocco	194	296
Egypt	80	184
Rest of Africa	340	694
China	763	368
Kazakhstan	195	226
South Korea	148	195
India	53	54
Rest of Asia	796	965
Total Asia & Africa	3,220	4,206
Total	25,820	38,467
Product segmentation
The table below presents sales to external customers by product type. In addition to steel produced by the Company, amounts include material purchased for additional transformation and sold through distribution services. Others include mainly non-steel sales, manufactured and specialty steel products, and services.
Sales (by products)

	Six months ended June 30,
	2020	2019
Flat products	15,634	24,062
Long products	5,291	7,384
Tubular products	650	1,189
Mining products	654	662
Others	3,591	5,170
Total	25,820	38,467

Disaggregated revenue
The tables below summarize the disaggregated revenue recognized from contracts with customers for the six months ended June 30, 2020 and 2019, respectively:

Six months ended June 30, 2020	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	6,669	2,221	12,212	2,085	—	—	23,187
Non-steel sales [1]	43	24	270	121	643	—	1,101
By-product sales [2]	43	35	276	45	—	—	399
Other sales [3]	218	95	670	131	11	8	1,133
Total	6,973	2,375	13,428	2,382	654	8	25,820

Six months ended June 30, 2019	NAFTA	Brazil	Europe	ACIS	Mining	Others	Total
Steel sales	9,712	3,283	18,917	3,008	—	—	34,920
Non-steel sales [1]	63	24	427	101	645	—	1,260
By-product sales [2]	59	42	454	68	—	—	623
Other sales [3]	282	167	1,000	166	17	32	1,664
Total	10,116	3,516	20,798	3,343	662	32	38,467
1.Non-steel sales mainly relate to iron ore, coal, scrap and electricity;
2.By-products sales mainly relate to slag, waste and coke by-products;
3.Other sales are mainly comprised of shipping and other services.